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                           PLAN INVESTMENT FUND, INC.

                                 August 7, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     RE:  PLAN INVESTMENT FUND, INC. PRELIMINARY PROXY MATERIALS

Ladies and Gentlemen:

     Enclosed for filing with the Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are preliminary copies of the Notice of Annual Meeting, Proxy Statement and form of Proxy for a Special Meeting of Participation Certificate Holders of Plan Investment Fund, Inc.

     The Special Meeting is to be held on September 22, 2006. Definitive copies of the materials being filed herewith are intended to be released to security holders on or about August 17, 2006.

     Please contact the undersigned or Robert Weber of Seyfarth Shaw LLP concerning this filing. My direct dial number is (630) 472-7795 and Mr. Weber's direct dial number is (312) 269-8961 (after August 14, 2006: (312) 460-5961).

                                        Very truly yours,


                                        /s/ Dale E. Palka
                                        ----------------------------------------
                                        Dale E. Palka

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